Note 22 - Interest-Bearing Loans and Borrowings - Terms and Debt Repayment Schedule (Details) R$ in Millions	Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Borrowings	R$ 2,553.0
Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	1,321.1
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	724.0
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	82.4
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	223.7
Later than five years [member]
Statement Line Items [Line Items]
Borrowings	201.8
Secured bank loans [member]
Statement Line Items [Line Items]
Borrowings	1,468.9
Secured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	879.6
Secured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	253.6
Secured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	57.7
Secured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	109.4
Secured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings	168.6
Unsecured bank loans [member]
Statement Line Items [Line Items]
Borrowings	808.0
Unsecured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	394.3
Unsecured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	413.7
Unsecured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings
Unsecured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings
Unsecured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Borrowings	102.7
Debentures and unsecured bond issues [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings
Debentures and unsecured bond issues [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	102.7
Debentures and unsecured bond issues [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings
Other unsecured loans [member]
Statement Line Items [Line Items]
Borrowings	139.9
Other unsecured loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	38.4
Other unsecured loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	32.0
Other unsecured loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings	24.7
Other unsecured loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings	11.6
Other unsecured loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings	33.2
Financial leasing [member]
Statement Line Items [Line Items]
Borrowings	33.5
Financial leasing [member] | Not later than one year [member]
Statement Line Items [Line Items]
Borrowings	8.8
Financial leasing [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Borrowings	24.7
Financial leasing [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Borrowings
Financial leasing [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Borrowings
Financial leasing [member] | Later than five years [member]
Statement Line Items [Line Items]
Borrowings